Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Basic earnings per share
Net income	$ 4,095	$ 3,847
Dividends on preferred shares and distributions on other equity instruments	(55)	(59)
Net income attributable to non-controlling interests	(2)	(2)
Net income available to common shareholders	$ 4,039	$ 3,787
Weighted average number of common shares (in thousands)	1,421,807	1,423,350
Basic earnings per share (in dollars)	$ 2.84	$ 2.66
Diluted earnings per share
Net income available to common shareholders	$ 4,039	$ 3,787
Weighted average number of common shares (in thousands)	1,421,807	1,423,350
Stock options	2,195	1,188
Issuable under other share-based compensation plans	600	742
Average number of diluted common shares (in thousands)	1,424,602	1,425,280
Diluted earnings per share (in dollars)	$ 2.84	$ 2.66
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 4,093	$ 3,845
Dividends on preferred shares and distributions on other equity instruments	$ (54)	$ (58)